TAXATION - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	£ (188)	£ (30)
Income statement (charge)/credit	(222)	(102)
Transfers/reclassifications	2	0
Credited/(charged) to other comprehensive income	159	(56)
Deferred tax liability (asset)	(249)	(188)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(8)	27
Income statement (charge)/credit	(144)	(35)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset)	(152)	(8)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(184)	(290)
Income statement (charge)/credit	(46)	(63)
Transfers/reclassifications	0	2
Credited/(charged) to other comprehensive income	113	167
Deferred tax liability (asset)	(117)	(184)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	71	305
Income statement (charge)/credit	0	0
Transfers/reclassifications	1	(2)
Credited/(charged) to other comprehensive income	37	(232)
Deferred tax liability (asset)	109	71
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	3	(2)
Income statement (charge)/credit	0	0
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	4	5
Deferred tax liability (asset)	7	3
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	18	35
Income statement (charge)/credit	(24)	(17)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Deferred tax liability (asset)	(6)	18
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(88)	(105)
Income statement (charge)/credit	(8)	13
Transfers/reclassifications	1	0
Credited/(charged) to other comprehensive income	5	4
Deferred tax liability (asset)	£ (90)	£ (88)